Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Offsetting Financial Assets And Financial Liabilities [Line Items]
Receivables under resale agreement subject to enforceable master netting arrangements	¥ 21,410	¥ 19,470
Payables under repurchase agreement subject to enforceable master netting arrangements	36,853	37,042
Receivables under securities transaction borrowing subject to master netting arrangement	2,174	2,352
Payables under securities transaction lending subject to master netting arragement	1,360	1,303
Subject To Enforceable Master Netting Arragement [Member]
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets subject to enforceable master netting arrangements	13,749	13,930
Derivative liabilities subject to enforceable master netting arrangements	¥ 13,914	¥ 13,933